SCHEDULE OF STOCK OPTIONS VALUATION ASSUMPTIONS (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Expected volatility, minimum	86.50%	111.20%
Expected volatility, maximum	98.20%	161.70%
Risk-free interest, minimum	3.30%	1.70%
Risk-free interest, maximum	4.70%	3.70%
Dividend yield
Expected terms (years)	5 years 9 months 18 days	6 years 2 months 12 days